COMMITMENTS AND CONTINGENT LIABILITIES - LITIGIATION	6 Months Ended
Jun. 30, 2016
COMMITMENTS AND CONTINGENT LIABILITIES - LITIGIATION [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES - LITIGIATION
NOTE 4:	COMMITMENTS AND CONTINGENT LIABILITIES – LITIGIATION

As part of the acquisition of the SmartID division of OTI, the Company assumed a dispute with Merwell Inc. (“Merwell”). Merwell has alleged that it has not received the full payment it is entitled to for its services in respect of a drivers’ license project. OTI alleged that Merwell breached its commitments under the service agreement and also acted in concert with third parties to damage OTI’s business activities. This matter is now subject to an arbitration proceeding. An appropriate provision is included in the financial statements.